Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Inventories

Inventories consist of the following (in thousands):

	September 29, 2012	December 31, 2011
Components and raw materials	$47,411	$50,322
Work in process	5,310	4,681
Finished goods	83,966	60,839
Inventory held on consignment	23,846	27,003

	160,533	142,845
Less inventory reserves	(16,732)	(14,146)

	$143,801	$128,699

Inventories consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Components and raw materials	$50,322	$27,287
Work in process	4,681	5,478
Finished goods	60,839	51,956
Inventory held on consignment	27,003	22,592

	142,845	107,313
Inventory reserves	(14,146)	(12,853)

	$128,699	$94,460

Summary of Activity of Reserves in Inventory

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Nine Months Ended
	September 29, 2012	October 1, 2011
Balance, beginning of period	$14,146	$12,853
Provision charged to cost of sales	4,440	5,812
Write-offs, net of recoveries	(1,854)	(3,539)

Balance, end of period	$16,732	$15,126

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$12,853	$13,063	$17,798
Provision charged to costs of sales	7,706	6,596	7,462
Write-offs, net of recoveries	(6,413)	(6,806)	(12,197)

Balance, end of year	$14,146	$12,853	$13,063